Financial risk management - Financial assets and liabilities at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial risk Management
Transfer of assets from level 1 to level 2	$ 0
Transferor assets from level 2 to level 1	0
Transfer of liabilities from level 1 to level 2	0
Transfer of liabilities from level 2 to level 1	0
Loans and financing and derivative financial liabilities
Financial risk Management
Financial liabilities, at fair value	1,550,169	$ 1,188,343
Loans and financing
Financial risk Management
Financial liabilities, at fair value	1,535,132	1,150,885
Derivative financial instruments
Financial risk Management
Financial liabilities, at fair value	15,037	37,458
Level 1 | Loans and financing and derivative financial liabilities
Financial risk Management
Financial liabilities, at fair value	1,120,901	342,156
Level 1 | Loans and financing
Financial risk Management
Financial liabilities, at fair value	1,120,901	342,156
Level 2 | Loans and financing and derivative financial liabilities
Financial risk Management
Financial liabilities, at fair value	429,268	846,187
Level 2 | Loans and financing
Financial risk Management
Financial liabilities, at fair value	414,231	808,729
Level 2 | Derivative financial instruments
Financial risk Management
Financial liabilities, at fair value	15,037	37,458
Fair value
Financial risk Management
Financial assets, at fair value	1,237,361	1,055,814
Fair value | Level 1
Financial risk Management
Financial assets, at fair value	1,153,205	981,540
Fair value | Level 2
Financial risk Management
Financial assets, at fair value	84,156	74,274
Fair value | Level 3
Financial risk Management
Financial assets, at fair value	0
Financial liabilities, at fair value	0
Cash and cash equivalents | Fair value
Financial risk Management
Financial assets, at fair value	1,019,037	915,576
Cash and cash equivalents | Fair value | Level 1
Financial risk Management
Financial assets, at fair value	1,019,037	915,576
Financial investments | Fair value
Financial risk Management
Financial assets, at fair value	206,547	119,498
Financial investments | Fair value | Level 1
Financial risk Management
Financial assets, at fair value	134,168	65,964
Financial investments | Fair value | Level 2
Financial risk Management
Financial assets, at fair value	72,379	53,534
Derivative financial instruments | Fair value
Financial risk Management
Financial assets, at fair value	11,777	20,740
Derivative financial instruments | Fair value | Level 2
Financial risk Management
Financial assets, at fair value	$ 11,777	$ 20,740